Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
iShares Enhanced Large Cap Growth Active ETF | Investor A Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	21.38%	32.07%	39.37%	(30.37%)	26.41%	34.09%	33.39%	(2.90%)	23.13%	9.99%

[1]	The Predecessor Fund’s year-to-date return as of September 30, 2026 was 13.78%.